REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
Revenue by major category and reportable segment is set forth below:

	Year ended December 31, 2024
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Fixed	1,001.8	483.0	—	1,484.8
Subscription	987.8	293.4	—	1,281.2
Non-subscription and hardware	14.0	189.6	—	203.6
Mobile	1,041.1	343.9	—	1,385.0
Subscription	833.5	266.2	—	1,099.7
Non-subscription and hardware	207.6	77.7	—	285.3
Other	130.2	3.4	14.6	148.2
Total	2,173.1	830.3	14.6	3,018.0

	Year ended December 31, 2023
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Fixed	1,061.7	437.4	—	1,499.1
Subscription	1,043.1	273.4	—	1,316.5
Non-subscription and hardware	18.6	164.0	—	182.6
Mobile	1,052.3	336.2	—	1,388.5
Subscription	852.9	254.7	—	1,107.6
Non-subscription and hardware	199.4	81.5	—	280.9
Other	133.2	2.9	11.5	147.6
Total	2,247.2	776.5	11.5	3,035.2

	Year ended December 31, 2022
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Fixed	1,088.3	430.6	0.7	1,519.6
Subscription	1,079.6	270.0	0.7	1,350.3
Non-subscription and hardware	8.7	160.6	—	169.3
Mobile	1,053.5	320.8	—	1,374.3
Subscription	854.8	240.6	—	1,095.4
Non-subscription and hardware	198.7	80.2	—	278.9
Other	133.7	0.9	6.7	141.3
Total	2,275.5	752.3	7.4	3,035.2

Disclosure of contract costs
The following table provides information about contract assets and contract liabilities from contracts with customers.

	December 31
	2024	2023	2022
	CHF in millions
Contract assets	27.8	31.7	22.5

The following table includes revenue from contracts with an original duration of more than one year which is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date.

	Year ended December 31
	2025	2026	2027
	CHF in millions
Telecommunications services (mobile and fixed)	56.9	15.0	7.1

Disclosure of contract liabilities

	December 31
	2024	2023	2022
	CHF in millions
Contract liabilities to residential customers	46.0	43.1	55.3
Contract liabilities to business customers	28.0	36.3	19.2
Contract liabilities to other telecommunications services	0.8	0.4	0.5
Total	74.8	79.8	75.0
Thereof current portion of contract liabilities	71.3	66.7	69.9
Thereof non-current portion of contract liabilities	3.5	13.1	5.1

Disclosure of assets recognised from costs to obtain or fulfil contracts with customers

	2024	2023
	CHF in millions
Balance as of January 1	69.3	62.5
Additional capitalised contract cost	88.1	71.6
Amortized contract cost	(77.0)	(64.8)
Balance as of December 31	80.4	69.3